Note Payable to Fund Acquisition of Provisional Grow License (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017
Note Payable to Fund Acquisition of Provisional Grow License (Textual)
Debt issuance costs		$ 14,521
Note fee amount		50,000
Interest expense		$ 64,521
Provisional Grow License [Member]
Note Payable to Fund Acquisition of Provisional Grow License (Textual)
Advanced to fund the acquisition	$ 350,000
Debt issuance costs	14,521
Note fee amount	$ 50,000